Fair value of financial instruments - Additional information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Nov. 30, 2022
Fair value of financial instruments
Proceeds from exercise of warrants	$ 6,000	$ 1,000
November 2022 Series B
Fair value of financial instruments
Exercised warrants	1	1
Proceeds from exercise of warrants	$ 0	$ 0
Warrants exercise price	$ 0	$ 0	$ 0
Level 2 | November 2022 Series B
Fair value of financial instruments
Exercised warrants		8
Proceeds from exercise of warrants		$ 0
Warrants exercise price		$ 0